Convertible Bonds (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 18, 2019 USD ($) CNY (¥) D $ / shares	Sep. 27, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) D $ / shares shares	Dec. 31, 2020 CNY (¥) D	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Nov. 30, 2020 USD ($)	Apr. 30, 2020 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Sep. 30, 2019 USD ($)
2024 Convertible Bonds
Debt Instrument [Line Items]
Principal amount			$ 883,024								$ 1,000,000
Coupon Rate											0.00%
Debt instrument purchasers over-allotment option											$ 125,000
Principal amount per conversion rate		$ 1,000
Initial conversion rate (ADS per US$1,000 principal amount)		23.4680
Initial conversion price (per ADS) | $ / shares		$ 42.61
Effective interest rate			11.15%			11.15%
Gross proceeds from the issuance of the Notes			$ 1,000,000
Debt issuance costs			15,680
Principal amount of the liability			$ 116,976
Carrying amount of the equity component									$ 258,429
Principal amount over a remaining period			1 year 9 months	1 year 9 months
Ordinary shares, issued | shares			9,900,368			9,900,368
Converted value			$ 3,676,400
2024 Convertible Bonds | Redemption one
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares			$ 0.000005
Trading days | D			20	20
Consecutive trading day | D			30	30
Percentage of conversion price			130.00%	130.00%
2024 Convertible Bonds | Redemption two
Debt Instrument [Line Items]
Principal amount			$ 1,000
Trading days | D			5	5
Consecutive trading day | D			10	10
Percentage of conversion price			98.00%	98.00%
2025 Convertible Bonds
Debt Instrument [Line Items]
Principal amount							$ 2,000,000
Coupon Rate							0.00%
Debt instrument purchasers over-allotment option							$ 250,000
Principal amount per conversion rate	$ 1,000
Initial conversion rate (ADS per US$1,000 principal amount)	5.2459
Initial conversion price (per ADS) | $ / shares	$ 190.63
Effective interest rate			10.87%			10.87%
Gross proceeds from the issuance of the Notes			$ 2,000,000
Debt issuance costs			$ 20,607
Principal amount over a remaining period			2 years 11 months 1 day	2 years 11 months 1 day
2025 Convertible Bonds | Redemption one
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares	$ 0.000005
Trading days | D	20		20	20
Consecutive trading day	30		30	30
Percentage of conversion price	130.00%		130.00%	130.00%
2025 Convertible Bonds | Redemption two
Debt Instrument [Line Items]
Principal amount	$ 1,000
Trading days | D	5
Consecutive trading day | D	10
Percentage of conversion price	98.00%
Accounting for Convertible Bonds
Debt Instrument [Line Items]
Principal amount of the liability			$ 2,883,024						1,000,000
Unamortized debt discount			671,068						253,651
Net carrying amount of the liability | ¥						¥ 14,432,792,000				¥ 5,206,682,000
Carrying amount of the equity component			478,633						$ 258,429
Amortization of the discount			$ 106,635	¥ 695,794,000	¥ 144,132,000
Class A ordinary shares
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares			$ 0.000005						$ 0.000005
Ordinary shares, issued | shares			3,545,065,888			3,545,065,888		135,426,300	2,575,580,988	2,575,580,988